Note 6 - Employee Benefit Plans - Deferred Compensation Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Shares held (in shares)	30,100	27,350
Fair value	$ 481,608	$ 518,292
Mutual funds - fair value	157,436	80,666
Cash and cash equivalents	6,471	6,227
Employer contributions	55,970	50,263
Dividends on Company stock	$ 5,744	$ 4,340